UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22016

ALPINE GLOBAL PREMIER PROPERTIES FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq.		Sarah E. Cogan, Esq.
Blank Rome LLP		Simpson Thacher & Bartlett LLP
405 Lexington Ave		425 Lexington Ave
New York, NY 10174		New York, NY 10174

Registrant’s telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	May 1, 2009 – July 31, 2009

Item 1 – Schedule of Investments.

ALPINE GLOBAL PREMIER PROPERTIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

		Value
Description	Shares	(Note 1)

COMMON STOCKS (87.8%)
Australia (3.7%)
Australand Property Group	5,228,147	$2,076,969
Goodman Group	4,012,733	1,711,588
Stockland Corp., Ltd.	7,840,000	20,654,528
		24,443,085
Austria (0.8%)
Conwert Immobilien Invest SE*	628,653	5,635,934

Brazil (12.2%)
Agra Empreendimentos Imobiliarios SA	2,498,863	4,955,537
BR Malls Participacoes SA*	787,400	8,187,356
Brasil Brokers Participacoes SA	2,059,200	5,639,830
Brookfield Incorporacoes SA	1,594,900	5,128,983
Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,481,000	7,421,868
Iguatemi Empresa de Shopping Centers SA	302,300	3,627,762
Invest Tur Brasil -Desenvolvimento Imobiliario Turistico SA*	31,000	3,489,213
MRV Engenharia e Participacoes SA	776,000	13,205,412
Multiplan Empreendimentos Imobiliarios SA	905,000	11,607,477
PDG Realty SA Empreendimentos e Participacoes	601,700	8,546,188
Rossi Residencial SA	738,387	4,290,026
Tecnisa SA	639,500	2,553,544
TRISUL SA	1,170,000	2,884,631
		81,537,827
Chile (0.2%)
Parque Arauco	1,235,504	1,160,033

China (7.4%)
Agile Property Holdings, Ltd.	1,026,300	1,451,377
C C Land Holdings, Ltd.	7,118,900	5,346,030
CapitaRetail China Trust	5,414,000	5,229,101
China Overseas Land & Investment, Ltd.	1,145,600	2,826,288
Franshion Properties China, Ltd.	24,774,000	8,662,852
Guangzhou R&F Properties Co., Ltd.	849,554	1,872,295
Hopson Development Holdings, Ltd.	6,223,900	9,990,300
KWG Property Holding, Ltd.	2,112,900	1,611,246
New World China Land, Ltd.	4,853,987	3,062,690
Shui On Land, Ltd.	1,980,000	1,402,597
Sino-Ocean Land Holdings, Ltd.	4,983,800	5,324,593
Soho China, Ltd.	1,228,500	781,479
Yanlord Land Group,Ltd.	987,500	1,838,933
		49,399,781
France (4.2%)
Club Mediterranee*	135,860	1,979,972
ICADE	49,831	4,360,861
Kaufman & Broad SA	80,964	1,694,034
Nexity SA	248,719	8,571,750
Pierre & Vacances	19,800	1,403,139
Societe Immobiliere de Location pour l’Industrie et le Commerce	36,801	3,687,391
Unibail-Rodamco Co.	37,578	6,566,415
		28,263,562
Germany (1.1%)
DIC Asset AG	497,709	3,475,969
Sirius Real Estate, Ltd.	5,011,800	1,750,105
Treveria PLC*	11,057,500	2,127,624
		7,353,698

Hong Kong (6.1%)
The Hongkong & Shanghai Hotels, Ltd.	6,968,450	8,002,426
Kerry Properties, Ltd.	536,347	2,768,225
Kowloon Development Co., Ltd.	8,881,202	9,030,119
Midland Holdings, Ltd.	16,536,350	13,250,332
NWS Holdings, Ltd.	4,271,000	8,233,333
		41,284,435
India (1.2%)
Hirco PLC*	1,299,168	2,479,452
Indiabulls Properties Investment Trust*	6,179,052	1,202,192
Unitech Corporate Parks PLC*	3,104,000	920,353
Yatra Capital, Ltd.*	666,500	3,614,590
		8,216,587
Italy (1.3%)
Pirelli & C Real Estate SpA*	6,189,075	4,785,527
Pirelli & C SpA*	8,500,000	3,543,635
		8,329,162
Japan (5.4%)
Frontier Real Estate Investment Corp.	307	1,982,320
Japan Logistics Fund, Inc.	2,002	13,540,608
Japan Retail Fund Investment Corp.	1,260	6,324,967
Nippon Commercial Investment Corp.	2,000	3,565,654
Nomura Real Estate Holdings, Inc.	246,464	4,334,119
NTT Urban Development Corp.	3,394	3,213,764
Secured Capital Japan Co., Ltd.*	2,624	3,053,130
		36,014,562
Mexico (0.2%)
Urbi Desarrollos Urbanos SA de CV*	715,794	1,237,697

New Zealand (0.1%)
AMP NZ Office Trust	1,511,740	770,770

Norway (1.0%)
Norwegian Property* (1)	3,080,851	3,015,785
Norwegian Property ASA* (2)	3,639,516	3,455,773
		6,471,558
Philippines (0.3%)
Ayala Land, Inc.	11,356,200	2,149,364

Russia (0.4%)
PIK Group*(3) - GDR	751,845	1,315,729
RGI International, Ltd.*	1,358,561	1,086,849
		2,402,578
Singapore (6.9%)
ARA Asset Management, Ltd.(3)	16,502,000	7,797,214
Ascendas Real Estate Investment Trust	4,920,933	5,812,866
Ascott Residence Trust	6,100,000	3,729,979
Banyan Tree Holdings, Ltd.*	10,655,400	4,997,669
CapitaCommercial Trust	21,694,800	12,888,895
Mandarin Oriental International, Ltd.	1,956,000	2,503,680
Parkway Life Real Estate Investment Trust	3,503,000	2,482,757
Starhill Global Real Estate Investment Trust*	15,456,400	5,853,273
		46,066,333
Spain (0.0%)(4)
Realia Business SA*	68,641	152,620

Sweden (1.1%)
JM AB*	902,488	7,566,591

Thailand (1.8%)
Central Pattana PCL	5,730,000	3,115,046
Minor International PCL	26,371,800	6,548,390
Preuksa Real Estate PCL	4,940,000	1,393,594
SC Asset Corp. PCL	5,031,900	1,264,259
		12,321,289
United Kingdom (5.2%)
Great Portland Estates PLC	1,814,871	7,048,602

Hammerson PLC	807,873	4,652,449
Helical Bar PLC	316,548	1,797,847
Regus PLC	6,254,783	7,287,704
Segro PLC	937,291	4,321,335
Shaftesbury PLC	1,665,435	9,194,613
Songbird Estates PLC*	1,570,200	681,966
		34,984,516
United States (27.2%)
Alexander’s, Inc.	38,870	10,710,239
Alexandria Real Estate Equities, Inc.	193,739	7,383,393
AMB Property Corp.	405,000	8,023,050
Annaly Capital Management, Inc.	2,240,000	37,743,999
Boston Properties, Inc.	25,000	1,322,500
Brookfield Properties Corp.	658,285	6,227,376
Capitol Acquisition Corp.*	200,000	1,958,000
CBL & Associates Properties, Inc.	1,574,353	9,351,657
Chimera Investment Corp.	5,068,250	18,144,335
Cogdell Spencer, Inc.	630,833	2,826,132
Cypress Sharpridge Investments, Inc.*	362,190	4,799,018
DiamondRock Hospitality Co.	523,168	3,536,616
Forestar Group, Inc.*	134,479	1,750,917
General Growth Properties, Inc.*	951,300	1,921,626
Host Hotels & Resorts, Inc.	700,000	6,356,000
Invesco Mortgage Capital, Inc.*	200,000	4,000,000
The Macerich Co.	99,968	1,966,371
Mack-Cali Realty Corp.	210,900	5,886,219
MFA Mortgage Investments, Inc.	1,510,500	11,177,700
Orient-Express Hotels, Ltd.	508,597	4,501,083
ProLogis	1,690,000	14,855,100
Simon Property Group, Inc.	121,063	6,745,630
SL Green Realty Corp.	150,000	3,867,000
Sunrise Senior Living, Inc.*	405,300	948,402
Weingarten Realty Investors	412,500	6,364,875
		182,367,238
TOTAL COMMON STOCKS (Identified Cost $800,602,889)		588,129,220

PREFERRED STOCK (0.1%)
United Kingdom (0.1%)
Segro PLC * (2)	98,265	453,046

TOTAL PREFFERED STOCK (Identified Cost $340,365)		453,046

PARTICIPATION NOTES (3.5%)
India (3.5%)
Macquarie Bank, Ltd. - Housing Development & Infrastructure*	1,105,800	6,386,880
Merrill Lynch
Housing Development*	313,700	1,811,868
Housing Development Finance*	49,922	2,640,350
Indiabulls Real Estate, Ltd.*	52,592	270,144
Phoenix Mills, Ltd.*	850,000	2,096,185
Morgan Stanley - Unitech, Ltd.*	5,250,000	9,864,750
		23,070,177
TOTAL PARTICIPATION NOTES (Identified Cost $21,277,712)		23,070,177

RIGHTS (0.3%)
Singapore (0.3%)
Starhill Global, expired 08/07/09 at .35 (Singapore Dollar) *	13,363,303	1,717,827

TOTAL RIGHTS (Identified Cost $0)		1,717,827

	Maturity		Value
Description	Date	Shares	(Note 1)

EQUITY - LINKED STRUCTURED NOTES (0.8%)
Finland (0.1%)
Morgan Stanley & Co., Inc. - Citycon Oyj*	11/20/09	401,113	1,051,935

France (0.7%)
Commerzbank AG - Eurosic*	03/19/10	189,073	4,521,949

TOTAL EQUITY - LINKED STRUCTURED NOTES (Identified Cost $6,476,034)			5,573,884

			Value
Description	7 Day Yield	Shares	(Note 1)

SHORT TERM INVESTMENTS (4.4%)
Federated Treasury Obligations Money Market Fund(5)	0.057%	29,563,481	29,563,481

TOTAL SHORT TERM INVESTMENTS (Identified Cost $29,563,481)			29,563,481

TOTAL INVESTMENTS (96.9%) (Identified Cost $858,260,481)			648,507,635

TOTAL OTHER ASSETS LESS LIABILITIES (3.1%)			21,081,147

NET ASSETS (100.0%)			$669,588,782

* Non-income producing security.

(1) Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of July 31, 2009, these securities had a total value of $3,015,785 or 0.45% of the Fund’s net assets.

(2) Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees.

(3) Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. As of July 31, 2009, securities restricted under Rule 144A had a total value of $9,112,943 or 1.36% of the Fund’s net assets.

(4) Less than 0.05% of Net Assets.

(5) Investments in other funds are calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940.

Common Abbreviations

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

Co. – Company

Corp. – Corporation

GDR - Global Depositary Receipt.

Inc. - Incorporated

Ltd. - Limited

Oyj – Osakeyhtio is the Finnish equivalent of a limited company.

PCL - Public Company Limited

PLC – Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV - A variable capital company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SpA. - Societa` Per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Portfolio Investments.

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

July 31, 2009

1. Organization:

Alpine Global Premier Properties Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund’s primary investment objective is capital appreciation. The Fund’s secondary investment objective is high current income.

The Fund had no operations prior to April 26, 2007 other than matters relating to its organization and the sale and issuance of 213,089.005 shares of beneficial interest in the Fund to a group consisting of Alpine Woods Capital Investors, LLC (“Alpine Woods”), certain of its officers and parties either related to or affiliated with those officers and 6,235.602 shares of beneficial interest in the Fund to the Independent Trustees at the initial subscription price of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AWP”.

The following summarizes the significant accounting policies of the Fund.

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the- counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the- counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over- the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

4. Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

5. Income Tax:

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	44,634,127
Gross depreciation (excess of tax cost over value)	(304,423,713)
Net unrealized appreciation/(depreciation)	(259,789,586)
Cost of investments for income tax purposes	908,297,221

6. Equity-Linked Structured Notes:

The Fund may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

7. Fair Value Measurements:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$580,183,116	$7,946,104	$—	$588,129,220
Preferred Stocks	—	453,046	—	453,046
Participation Notes	—	23,070,177	—	23,070,177
Equity Linked Notes	—	5,573,884	—	5,573,884
Rights	1,717,827	—	—	1,717,827
Short Term Investments	29,563,481	—	—	29,563,481
TOTAL	$611,464,424	$37,043,211	$—	$648,507,635

All securities of the Fund were valued using either Level 1 or Level 2 inputs during the nine months ended July 31, 2009. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for this Fund.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL PREMIER PROPERTIES FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 29, 2009

By:	/s/ Meimei Li
Meimei Li
Treasurer (Principal Financial Officer)

Date:	September 29, 2009

3